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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sun Life Assurance Company of Canada
                 ------------------------------------
   Address:      150 King Street West
                 ------------------------------------
                 Toronto, Ontario, Canada, M5H 1J9
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 28-05799
                      -------------------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Claude Accum
         --------------------------------------------
Title:   Vice-President, Risk Management
         --------------------------------------------
Phone:   416-979-6188
         --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Claude Accum                   Ontario, Canada       8-15-2002
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            88
                                                           --------------------

Form 13F Information Table Value Total:                   $   377,644
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

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FORM 13F INFORMATION TABLE - JUNE 30, 2002

COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
U.S. OPERATIONS - AMOUNTS SHOWN
ARE IN U.S. DOLLARS

AOL Time Warner Inc              COM             00184A105     8,191    556,863  SH         SOLE                    556,863
AT&T Corp                        COM             001957109     9,211    860,836  SH         SOLE                    860,836
Agere Systems Inc                CL B            00845V209     4,574  3,049,081  SH         SOLE                  3,049,081
Allmerica Financial Corp         COM             019754100     6,908    149,514  SH         SOLE                    149,514
Allstate Corp                    COM             020002101     6,449    174,401  SH         SOLE                    174,401
Ameritrade Holding Corp          CL A            03072H109     5,810  1,268,551  SH         SOLE                  1,268,551
Apartment Invt & Mgmt Co-A       CL A            03748R101     7,600    154,477  SH         SOLE                    154,477
Archer Daniels Midland Co        COM             039483102     7,016    548,576  SH         SOLE                    548,576
Archstone-Smith Trust            COM             039583109     3,933    147,301  SH         SOLE                    147,301
Arris Group Inc                  COM             04269Q100     6,067  1,354,212  SH         SOLE                  1,354,212
Ascential Software Corp          COM             04362P108     5,590  2,003,700  SH         SOLE                  2,003,700
Avalon Bay Communities Inc       COM             053484101     4,269     91,411  SH         SOLE                     91,411
Avaya Inc                        COM             053499109     8,505  1,718,098  SH         SOLE                  1,718,098
BRE Properties                   CL A            05564E106     4,736    152,234  SH         SOLE                    152,234
Bausch & Lomb                    COM             071707103     4,851    143,321  SH         SOLE                    143,321
Boston Properties Inc            COM             101121101     7,789    194,965  SH         SOLE                    194,965
Boston Scientific Corp           COM             101137107     7,745    264,170  SH         SOLE                    264,170
Bristol-Myers Squibb Company     COM             110122108     4,589    178,555  SH         SOLE                    178,555
CBL & Associates Properties      COM             124830100     7,585    187,285  SH         SOLE                    187,285
Centerpoint Properties Trust     SH BEN INT      151895109     4,243     73,138  SH         SOLE                     73,138
Cisco Systems Inc                COM             17275R102     1,924    137,931  SH         SOLE                    137,931
Concord Communications Inc       COM             206186108     3,820    231,784  SH         SOLE                    231,784
Conoco Inc                       COM             208251504     6,341    228,096  SH         SOLE                    228,096
Corvis Corporation               COM             221009103       121    185,592  SH         SOLE                    185,592
Developers Diversified Realty    COM             251591103     3,484    154,862  SH         SOLE                    154,862
Dollar General Corp              COM             256669102     8,722    458,332  SH         SOLE                    458,332
Duke Realty Corp                 COM NEW         264411505     5,172    178,645  SH         SOLE                    178,645
Eloquent Inc                     COM             290140102         3     12,371  SH         SOLE                     12,371
Engelhard Corp                   COM             292845104     5,682    200,622  SH         SOLE                    200,622
Equity Office Properties Trust   COM             294741103     3,521    116,976  SH         SOLE                    116,976
Federal Realty Investment Tr     SH BEN INT NEW  313747206     4,502    162,460  SH         SOLE                    162,460
F5 Networks Inc                  COM             315616102       102     10,434  SH         SOLE                     10,434
First Industrial Realty Trust    COM             32054K103     2,233     67,966  SH         SOLE                     67,966

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
COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
GATX Corporation                 COM             361448103     8,311    276,118  SH         SOLE                    276,118
General Growth Properties        COM             370021107     7,195    141,075  SH         SOLE                    141,075
General Motors Corp              CL H NEW        370442832     6,865    660,089  SH         SOLE                    660,089
Haemonetics Corp                 COM             405024100     3,642    124,709  SH         SOLE                    124,709
Hain Celestial Group Inc         COM             405217100     3,260    176,237  SH         SOLE                    176,237
Healthsouth Corporation          COM             421924101     5,075    396,779  SH         SOLE                    396,779
Highwoods Properties Inc         COM             431284108     5,303    203,978  SH         SOLE                    203,978
IRT Property Co                  COM             450058102     3,166    248,478  SH         SOLE                    248,478
I-STAT Corp                      COM             450312103     3,361    944,182  SH         SOLE                    944,182
MSCI World Equity Benchmark      MSCI AUSTRALIA  464286103       782     78,186  SH         SOLE                     78,186
MSCI World Equity Benchmark      MSCI BELGIUM    464286301       283     23,846  SH         SOLE                     23,846
MSCI World Equity Benchmark      MSCI SINGAPORE  464286673       178     33,739  SH         SOLE                     33,739
MSCI World Equity Benchmark      MSCI UTD KINGD  464286699     4,269    307,110  SH         SOLE                    307,110
MSCI World Equity Benchmark      MSCI FRANCE     464286707     1,703     93,055  SH         SOLE                     93,055
MSCI World Equity Benchmark      MSCI SWITZERLD  464286749     1,238     91,331  SH         SOLE                     91,331
MSCI World Equity Benchmark      MSCI SWEDEN     464286756       590     50,258  SH         SOLE                     50,258
MSCI World Equity Benchmark      MSCI SPAIN      464286764       614     31,549  SH         SOLE                     31,549
MSCI World Equity Benchmark      MSCI GERMAN     464286806     1,471    101,165  SH         SOLE                    101,165
MSCI World Equity Benchmark      MSCI NETHERLND  464286814     1,043     59,958  SH         SOLE                     59,958
MSCI World Equity Benchmark      MSCI JAPAN      464286848     3,872    459,351  SH         SOLE                    459,351
MSCI World Equity Benchmark      MSCI ITALY      464286855       769     46,695  SH         SOLE                     46,695
MSCI World Equity Benchmark      MSCI HONG KONG  464286871       359     40,412  SH         SOLE                     40,412
Kimco Realty Corp                COM             49446R109     4,861    145,150  SH         SOLE                    145,150
Kroger Co                        COM             501044101     4,749    238,655  SH         SOLE                    238,655
Legato Systems Inc               COM             524651106     3,485    967,963  SH         SOLE                    967,963
Liberty Media Group              COM SER A       530718105     4,947    494,688  SH         SOLE                    494,688
Lucent Technologies Inc          COM             549463107     5,599  3,372,680  SH         SOLE                  3,372,680
Macerich Company                 COM             554382101     4,482    144,596  SH         SOLE                    144,596
Mack-Cali Realty Corp            COM             554489104     5,373    152,849  SH         SOLE                    152,849
Manor Care Inc                   COM             564055101     5,845    254,126  SH         SOLE                    254,126
McDonalds Corp                   COM             580135101     6,165    216,687  SH         SOLE                    216,687
Mellon Finl Corp com             COM             58551A108     2,297     73,097  SH         SOLE                     73,097
Merrill Lynch & Co Inc           COM             590188108     5,499    135,770  SH         SOLE                    135,770
Parametric Technology Corp       COM             699173100     9,157  2,669,734  SH         SOLE                  2,669,734
Pegasus Communications Corp      CL A            705904100     1,356  1,857,011  SH         SOLE                  1,857,011
Praecis Pharmaceuticals Inc      COM             739421105       243     69,940  SH         SOLE                     69,940
Prologis                         SH BEN INT      743410102     2,751    105,823  SH         SOLE                    105,823
Prudential Financial Inc         COM             744320102     9,628    288,620  SH         SOLE                    288,620
Public Storage Inc               COM             74460D109     3,742    100,854  SH         SOLE                    100,854
Reckson Associates Realty Corp   COM             75621K106     6,024    241,924  SH         SOLE                    241,924
Riviera Holdings Company         COM             769627100     5,272    857,160  SH         SOLE                    857,160
SL Green Realty Corp             COM             78440X101    10,055    282,054  SH         SOLE                    282,054

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
COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
Shurgard Storage Centers-A       COM             82567D104     2,907     83,763  SH         SOLE                     83,763
Simon Property Group Inc         COM             828806109     2,269     61,585  SH         SOLE                     61,585
Sprint Corp                      PCS COM SER 1   852061506     7,122  1,593,206  SH         SOLE                  1,593,206
Texas Instruments Inc            COM             882508104       110      4,628  SH         SOLE                      4,628
Unova Inc                        COM             91529B106     3,086    475,441  SH         SOLE                    475,441
Ventana Medical Systems          COM             92276H106       194      8,840  SH         SOLE                      8,840
Vertex Pharmaceuticals Inc       COM             92532F100     4,821    296,100  SH         SOLE                    296,100
Vicor Corp                       COM             925815102     3,271    467,938  SH         SOLE                    467,938
Vitria Technology Inc            COM             92849Q104     2,599  2,707,018  SH         SOLE                  2,707,018
Vornado Realty Trust             SH BEN INT      929042109     6,078    131,548  SH         SOLE                    131,548
Waste Management Inc             COM             94106L109     7,195    276,209  SH         SOLE                    276,209
Western Resources Inc            COM             959425109        35      2,403  SH         SOLE                      2,403

CANADIAN OPERATIONS - AMOUNTS
SHOWN ARE IN U.S. DOLLARS

Standard & Poor's Dep Receipts   Common Shares   78462F103     1,795     18,100             SOLE                     18,100

                                                             377,644